Segment information (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

	06/30/2024
	Pulp	Paper	Total
Net sales	16,594,855	4,357,883	20,952,738
Domestic market (Brazil)	1,049,948	3,311,970	4,361,918
Foreign market	15,544,907	1,045,913	16,590,820

EBITDA (1)	9,742,936	1,533,716	11,276,652
Depreciation, depletion and amortization			(4,110,780)
Operating profit before net financial income (“EBIT”) (2)			7,165,872

EBITDA margin (%)	58.71%	35.19%	53.82%
(1)EBITDA (Earnings Before Interest, Tax, Depreciation and Amortization).
(2)EBIT (Earnings Before Interest and Tax).

	06/30/2023
	Pulp	Paper	Total
Net sales	16,302,347	4,133,670	20,436,017
Domestic market (Brazil)	1,249,493	2,971,910	4,221,403
Foreign market	15,052,854	1,161,760	16,214,614

EBITDA (1)	9,155,697	1,812,784	10,968,481
Depreciation, depletion and amortization			(3,593,516)
Operating profit before net financial income (“EBIT”) (2)			7,374,965

EBITDA margin (%)	56.16%	43.85%	53.67%
(1)EBITDA (Earnings Before Interest, Tax, Depreciation and Amortization).
(2)EBIT (Earnings Before Interest and Tax).

Disclosure of products and services [text block]

Products	06/30/2024	06/30/2023
Market pulp (1)	16,594,855	16,302,347
Printing and writing paper (2)	3,738,388	3,384,698
Paperboard	586,651	708,576
Other	32,844	40,396
	20,952,738	20,436,017
(1)Net sales of fluff pulp represent 0.7% of total net sales, and therefore were included in market pulp net sales. (0.8% as at June 30, 2023).
(2)Net sales of tissue represent 6.3% of total net sales, and therefore were included in printing and writing paper net sales. (3.1% as at June 30, 2023).

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments

	06/30/2024	12/31/2023
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242